Portfolio of Investments
Columbia Disciplined Value Fund, April 30, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.9%
Issuer	Shares	Value ($)
Communication Services 8.5%
Diversified Telecommunication Services 5.1%
AT&T, Inc.	362,500	11,045,375
Verizon Communications, Inc.	312,900	17,976,105
Total		29,021,480
Entertainment 1.4%
Electronic Arts, Inc.(a)	61,300	7,004,138
Walt Disney Co. (The)	12,700	1,373,505
Total		8,377,643
Media 2.0%
Comcast Corp., Class A	298,800	11,243,844
Total Communication Services		48,642,967
Consumer Discretionary 5.3%
Distributors 0.4%
LKQ Corp.(a)	81,600	2,133,840
Hotels, Restaurants & Leisure 1.4%
International Game Technology PLC	650,500	4,904,770
Wyndham Destinations, Inc.	125,200	3,201,364
Total		8,106,134
Household Durables 0.8%
PulteGroup, Inc.	159,500	4,509,065
Multiline Retail 2.2%
Dollar General Corp.	14,600	2,559,380
Target Corp.	89,700	9,843,678
Total		12,403,058
Specialty Retail 0.5%
Best Buy Co., Inc.	10,500	805,665
Home Depot, Inc. (The)	9,100	2,000,453
Total		2,806,118
Total Consumer Discretionary		29,958,215
Consumer Staples 10.3%
Beverages 0.1%
Coca-Cola Co. (The)	10,600	486,434
Food & Staples Retailing 1.6%
Walgreens Boots Alliance, Inc.	208,900	9,043,281
Common Stocks (continued)
Issuer	Shares	Value ($)
Food Products 0.9%
General Mills, Inc.	87,800	5,258,342
Household Products 5.3%
Kimberly-Clark Corp.	80,300	11,119,944
Procter & Gamble Co. (The)	161,700	19,059,579
Total		30,179,523
Tobacco 2.4%
Philip Morris International, Inc.	187,200	13,965,120
Total Consumer Staples		58,932,700
Energy 6.8%
Energy Equipment & Services 0.3%
Patterson-UTI Energy, Inc.	372,800	1,375,632
Oil, Gas & Consumable Fuels 6.5%
Chevron Corp.(b)	156,700	14,416,400
ConocoPhillips Co.	265,700	11,185,970
Exxon Mobil Corp.(b)	12,000	557,640
Marathon Petroleum Corp.	94,800	3,041,184
Valero Energy Corp.	125,000	7,918,750
Total		37,119,944
Total Energy		38,495,576
Financials 20.5%
Banks 7.5%
Bank of America Corp.	278,100	6,688,305
Citigroup, Inc.	299,500	14,543,720
JPMorgan Chase & Co.	173,600	16,623,936
Popular, Inc.	128,600	4,962,674
Total		42,818,635
Capital Markets 6.4%
Bank of New York Mellon Corp. (The)	285,400	10,713,916
BlackRock, Inc.	14,550	7,304,682
Intercontinental Exchange, Inc.	129,900	11,619,555
Morgan Stanley	171,600	6,766,188
Total		36,404,341
Columbia Disciplined Value Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Columbia Disciplined Value Fund, April 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Finance 1.5%
Navient Corp.	667,900	5,089,398
OneMain Holdings, Inc.	137,200	3,321,612
Total		8,411,010
Diversified Financial Services 1.4%
Berkshire Hathaway, Inc., Class B(a)	42,600	7,981,536
Insurance 3.2%
Allstate Corp. (The)	114,800	11,677,456
MetLife, Inc.	25,600	923,648
Prudential Financial, Inc.	86,900	5,419,953
Total		18,021,057
Thrifts & Mortgage Finance 0.5%
MGIC Investment Corp.	428,900	3,135,259
Total Financials		116,771,838
Health Care 15.1%
Biotechnology 1.6%
Alexion Pharmaceuticals, Inc.(a)	15,750	1,692,653
bluebird bio, Inc.(a)	10,500	565,740
Gilead Sciences, Inc.	52,200	4,384,800
Regeneron Pharmaceuticals, Inc.(a)	4,100	2,156,108
Total		8,799,301
Health Care Equipment & Supplies 2.8%
Baxter International, Inc.	4,200	372,876
Medtronic PLC	159,200	15,542,696
Total		15,915,572
Health Care Providers & Services 3.5%
Cigna Corp.	3,200	626,496
DaVita, Inc.(a)	98,600	7,790,386
Humana, Inc.	15,400	5,880,028
McKesson Corp.	39,200	5,537,000
Total		19,833,910
Life Sciences Tools & Services 1.2%
Thermo Fisher Scientific, Inc.	20,600	6,894,408
Common Stocks (continued)
Issuer	Shares	Value ($)
Pharmaceuticals 6.0%
Bristol-Myers Squibb Co.	118,300	7,193,823
Johnson & Johnson	97,300	14,598,892
Merck & Co., Inc.	129,200	10,250,728
Pfizer, Inc.	61,200	2,347,632
Total		34,391,075
Total Health Care		85,834,266
Industrials 9.4%
Airlines 1.1%
Southwest Airlines Co.	199,500	6,234,375
Electrical Equipment 3.3%
Eaton Corp. PLC	142,900	11,932,150
Emerson Electric Co.	122,500	6,986,175
Total		18,918,325
Industrial Conglomerates 2.5%
3M Co.	29,300	4,451,256
Carlisle Companies, Inc.	14,000	1,693,440
Honeywell International, Inc.	54,300	7,705,170
Total		13,849,866
Machinery 1.4%
Cummins, Inc.	49,100	8,027,850
Road & Rail 1.1%
CSX Corp.	95,700	6,338,211
Total Industrials		53,368,627
Information Technology 7.0%
IT Services 1.3%
VeriSign, Inc.(a)	36,500	7,646,385
Semiconductors & Semiconductor Equipment 4.3%
Applied Materials, Inc.	16,500	819,720
Intel Corp.	248,800	14,923,024
Lam Research Corp.	33,300	8,500,824
Total		24,243,568
Software 0.7%
Autodesk, Inc.(a)	22,700	4,247,851
Technology Hardware, Storage & Peripherals 0.7%
HP, Inc.	253,300	3,928,683
Total Information Technology		40,066,487

2	Columbia Disciplined Value Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Disciplined Value Fund, April 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Materials 3.9%
Chemicals 1.5%
LyondellBasell Industries NV, Class A	148,200	8,588,190
Metals & Mining 2.4%
Reliance Steel & Aluminum Co.	98,100	8,787,798
Steel Dynamics, Inc.	204,600	4,965,642
Total		13,753,440
Total Materials		22,341,630
Real Estate 4.5%
Equity Real Estate Investment Trusts (REITS) 4.5%
Brixmor Property Group, Inc.	79,800	913,710
Equity Residential	45,300	2,947,218
Gaming and Leisure Properties, Inc.	151,400	4,275,536
ProLogis, Inc.	151,000	13,473,730
Public Storage	22,300	4,135,535
Total		25,745,729
Total Real Estate		25,745,729
Utilities 7.6%
Electric Utilities 6.8%
American Electric Power Co., Inc.	125,600	10,438,616
Exelon Corp.	282,200	10,463,976
NRG Energy, Inc.	229,600	7,698,488
Southern Co. (The)	14,500	822,585
Xcel Energy, Inc.	141,900	9,019,164
Total		38,442,829
Common Stocks (continued)
Issuer	Shares	Value ($)
Independent Power and Renewable Electricity Producers 0.4%
AES Corp. (The)	191,900	2,542,675
Multi-Utilities 0.4%
Sempra Energy	17,600	2,179,760
Total Utilities		43,165,264
Total Common Stocks (Cost $563,912,390)		563,323,299

Money Market Funds 1.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.519%(c),(d)	6,694,502	6,695,841
Total Money Market Funds (Cost $6,691,823)		6,695,841
Total Investments in Securities (Cost: $570,604,213)		570,019,140
Other Assets & Liabilities, Net		(396,880)
Net Assets		569,622,260

At April 30, 2020, securities and/or cash totaling $1,688,213 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	53	06/2020	USD	7,691,360	1,204,576	—
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at April 30, 2020.
Columbia Disciplined Value Fund | Quarterly Report 2020	3

Portfolio of Investments   (continued)
Columbia Disciplined Value Fund, April 30, 2020 (Unaudited)
Notes to Portfolio of Investments  (continued)
(d)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended April 30, 2020 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 0.519%
	7,471,281	76,946,779	(77,723,558)	6,694,502	(2,641)	4,018	101,698	6,695,841
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
4	Columbia Disciplined Value Fund | Quarterly Report 2020